Property and Equipment, Net - Schedule of Property Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, gross	$ 231,276	$ 235,144
Less - accumulated depreciation	(139,382)	(117,325)
Less - Impairment of long lived assets	(36,700)	(36,700)
Total property and equipment, net	55,194	81,119
Computers [Member]
Property and equipment, gross	10,328	10,328
Furniture and Office Equipment [Member]
Property and equipment, gross	5,002	5,002
Machines [Member]
Property and equipment, gross	130,797	134,665
Vehicles [Member]
Property and equipment, gross	$ 85,149	$ 85,149